Share-based awards - Summary of RSU and PSU Activity (Details)	9 Months Ended
Sep. 30, 2021 $ / shares shares
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	159,641
Assumed through business combinations (in shares) | shares	0
Granted (in shares) | shares	55,444
Shares vested (in shares) | shares	(44,132)
Forfeited (in shares) | shares	(4,777)
Outstanding at end of period (in shares) | shares	166,176
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share) | $ / shares	$ 137.64
Assumed through business combinations (in USD per share) | $ / shares	0
Granted (USD per share) | $ / shares	177.77
Shares vested (USD per share) | $ / shares	115.61
Forfeited (USD per share) | $ / shares	115.61
Outstanding at end of period (USD per share) | $ / shares	$ 159.11
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	341,424
Assumed through business combinations (in shares) | shares	589,517
Granted (in shares) | shares	159,796
Shares vested (in shares) | shares	(441,328)
Forfeited (in shares) | shares	(48,441)
Outstanding at end of period (in shares) | shares	600,968
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share) | $ / shares	$ 145.77
Assumed through business combinations (in USD per share) | $ / shares	206.71
Granted (USD per share) | $ / shares	210.64
Shares vested (USD per share) | $ / shares	186.03
Forfeited (USD per share) | $ / shares	180.74
Outstanding at end of period (USD per share) | $ / shares	$ 190.56